Fair Value Measurements - Additional Information (Detail) In Millions, unless otherwise specified				12 Months Ended		1 Months Ended					12 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2011 Contract	Dec. 31, 2011 European Joint Venture USD ($)	Dec. 31, 2011 European Joint Venture EUR (€)	Dec. 31, 2011 Group One USD ($)	Dec. 31, 2011 Group One EUR (€)	Jul. 15, 2011 Group One Foreign currency forward purchase contracts USD ($) Contract	Jul. 15, 2011 Group One Foreign currency forward purchase contracts EUR (€)	Jul. 15, 2011 Group One Foreign currency forward purchase contracts Transaction Date 01	Jul. 15, 2011 Group One Foreign currency forward purchase contracts Transaction Date 02	Jul. 15, 2011 Group One Gain (Loss) on Settlement of Derivative Instrument Foreign currency forward purchase contracts EUR (€)	Dec. 31, 2011 Group Two USD ($)	Dec. 31, 2011 Group Two NZD	Jul. 29, 2011 Group Two Foreign currency forward purchase contracts USD ($)	Jul. 29, 2011 Group Two Foreign currency forward purchase contracts NZD	Dec. 31, 2011 Interest rate swap derivatives USD ($) Contract	Dec. 31, 2010 Interest rate swap derivatives USD ($)	Dec. 31, 2011 Interest rate swap derivatives Three Month LIBOR	Nov. 30, 2011 Australia USD ($)	Dec. 31, 2011 Australia USD ($)	Nov. 30, 2011 Australia AUD	Apr. 29, 2011 Australia Hilton Melbourne South Wharf USD ($)	Apr. 29, 2011 Australia Hilton Melbourne South Wharf AUD	Dec. 31, 2011 New Zealand USD ($)	Feb. 18, 2011 New Zealand USD ($) Property	Feb. 18, 2011 New Zealand NZD
Fair Value, Measurement Inputs, Disclosure [Line Items]
Interest rate notional amount															$ 300.0			$ 60.0		61.5	$ 86.0	80.0		$ 60.0	79.0
Payment for settlement of original swap																		1
Derivative, maturity date								Oct. 22, 2012	Aug. 18, 2015				Aug. 02, 2013	Aug. 02, 2013	Mar. 01, 2014			Nov. 23, 2016
Derivative fixed interest rate																		6.70%						7.15%	7.15%
Change in fair value of derivative instruments																			(0.3)				(2.7)
Interest rate cash flow hedge liability at fair value																			0.4				3.8
Number of Properties acquired																								7	7
Number of interest rate derivative agreements															3
Interest rate fair value hedge asset at fair value															10.9	10.6
Fair value of swaps increased															0.3	11.6
Derivative spread in addition to LIBOR, lower range																	2.70%
Derivative spread in addition to LIBOR, upper range																	3.20%
Derivative, fixed rate															5.531%
Number of foreign currency forward contracts outstanding	6
Foreign currency forward purchase contract						2	2
Transaction Amount				140	100	69	50			30	25	30	25	30
Amount of cash that will be received on settlement date						0.4
Settlement date						Aug. 18, 2011	Aug. 18, 2011
Hedged amount of our net investment in the European joint venture		$ 140	€ 100